Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2017
Cornerstone Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USAA Cornerstone Equity Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USAA Cornerstone Equity Fund (the Fund) seeks capital appreciation over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses for the Fund are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 7% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement is not continued beyond one year.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests at least 80% of its assets in a selection of USAA mutual funds and exchange-traded funds (ETFs) (underlying USAA Funds) consisting of a long-term target asset allocation in equity securities. This is often referred to as a fund-of-funds investment strategy. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

The risks of the Fund directly correspond to the risks of the underlying USAA Funds in which the Fund invests. By investing in the underlying USAA Funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying USAA Funds will not produce the intended results).

In managing a Fund that invests in underlying USAA Funds, the Adviser may be subject to potential conflicts of interest in allocating the Fund's assets among the various underlying USAA Funds. This is because the fees payable by some of the underlying USAA Funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying USAA Funds and because the Adviser also is responsible for managing and administering the underlying USAA Funds.

The Fund may invest in underlying USAA Funds that invest in equity securities, which are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree an underlying USAA Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities designed to track the price performance and yield of a particular securities market index (or sector of an index). ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, performance may be lower than if the Fund were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The Fund may change the allocation of its portfolio holdings on a frequent basis, which may result in higher portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more brokerage commissions than it would without a reallocation policy. In addition, the Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not have a reallocation policy.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with other mutual funds, losing money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the volatility and performance from year to year for each full calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for the periods indicated compared to those of the Fund's benchmark index and an additional broad-based securities market index with investment characteristics similar to the Fund. Performance reflects any expense limitations in effect during the periods shown.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the Fund's most current performance information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart provides some indication of the risks of investing in the Fund and illustrates the volatility and performance from year to year for each full calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for the periods indicated compared to those of the Fund's benchmark index and an additional broad-based securities market index with investment characteristics similar to the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-USAA (8722) or (210) 531-8722
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	usaa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Bar Chart [Heading]	rr_BarChartHeading	RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31 (Fund began operations on June 8, 2012)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	7.86%	September 30, 2013
Lowest Quarter Return	-9.55%	September 30, 2015
Year-to-Date Return	11.18%	June 30, 2017

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Cornerstone Equity Fund | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
(fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[1]
Reimbursement from Adviser	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses after Reimbursement	rr_NetExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	321
5 Years	rr_ExpenseExampleYear05	564
10 Years	rr_ExpenseExampleYear10	$ 1,262
2013	rr_AnnualReturn2013	17.66%
2014	rr_AnnualReturn2014	2.95%
2015	rr_AnnualReturn2015	(2.27%)
2016	rr_AnnualReturn2016	10.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.55%)
Cornerstone Equity Fund | Return Before Taxes | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.11%
Since Inception	rr_AverageAnnualReturnSinceInception	8.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2012
Cornerstone Equity Fund | Return After Taxes on Distributions | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.37%
Since Inception	rr_AverageAnnualReturnSinceInception	7.93%
Cornerstone Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | None or same as Fund Name
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.46%
Since Inception	rr_AverageAnnualReturnSinceInception	6.71%
Cornerstone Equity Fund | MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.86%
Since Inception	rr_AverageAnnualReturnSinceInception	9.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2012
Cornerstone Equity Fund | Cornerstone Equity Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.30%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.76%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2012	[3]

[1]	The total annual operating expenses for the Fund may not correlate to the ratio of expenses to average daily net assets shown in the financial highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The Investment Adviser has agreed, through September 30, 2018, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.10% of the Fund's average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Investment Adviser at any time after September 30, 2018.
[3]	The Cornerstone Equity Composite Index is a combination of unmanaged indexes representing the Fund's model allocation, and consists of the MSCI USA Investable Market Index (IMI) Gross (56%), the MSCI ACWI ex USA IMI Net (37%), the Bloomberg Commodity Index Total Return (2.5%), the MSCI U.S. Real Estate Investment Trust (REIT) Index Gross (2.5%), and the Bloomberg Barclays U.S. Treasury - Bills (1-3M) (2%). The performance of the Cornerstone Equity Composite Index is calculated from the end of the month, May 31, 2012, while the inception date of the Fund is June 8, 2012. There might be a slight variation of performance numbers because of the difference.